Report of Independent Registered Public Accounting Firm

To the Board of Trustees of New York Life Investments VP Funds Trust and Shareholders of each of the portfolios listed in Appendix 1:

In planning and performing our audits of the financial statements of the portfolios listed in Appendix 1 (constituting New York Life Investments
VP Funds Trust, hereafter collectively referred to as the "Portfolios") as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of New York Life Investments VP Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
New York, New York
February 25, 2026



Appendix 1
New York Life Investments VP Funds Trust

1. NYLI VP Hedge Multi-Strategy Portfolio
2. NYLI VP Balanced Portfolio
3. NYLI VP Bond Portfolio
4. NYLI VP Dimensional U.S. Equity Portfolio
5. NYLI VP Conservative Allocation Portfolio
6. NYLI VP MacKay Convertible Portfolio
7. NYLI VP Wellington Growth Portfolio
8. NYLI VP CBRE Global Infrastructure Portfolio
9. NYLI VP Small Cap Growth Portfolio
10. NYLI VP Candriam Emerging Markets Equity Portfolio
11. NYLI VP Floating Rate Portfolio
12. NYLI VP MacKay U.S. Infrastructure Bond Portfolio
13. NYLI VP Equity Allocation Portfolio
14. NYLI VP MacKay High Yield Corporate Bond Portfolio
15. NYLI VP Epoch U.S. Equity Yield Portfolio
16. NYLI VP Income Builder Portfolio
17. NYLI VP PineStone International Equity Portfolio
18. NYLI VP Janus Henderson Balanced Portfolio
19. NYLI VP Winslow Large Cap Growth Portfolio
20. NYLI VP Fidelity Institutional AM Utilities Portfolio
21. NYLI VP Schroders Mid Cap Opportunities Portfolio
22. NYLI VP Moderate Allocation Portfolio
23. NYLI VP Growth Allocation Portfolio
24. NYLI VP PIMCO Real Return Portfolio
25. NYLI VP S&P 500 Index Portfolio
26. NYLI VP American Century Sustainable Equity Portfolio
27. NYLI VP Wellington Small Cap Portfolio
28. NYLI VP U.S. Government Money Market Portfolio
29. NYLI VP MacKay Strategic Bond Portfolio
30. NYLI VP Natural Resources Portfolio
31. NYLI VP Newton Technology Growth Portfolio
32. NYLI VP MFS Investors Trust Portfolio
33. NYLI VP MFS Research Portfolio